FINANCING RECEIVABLES, NET - Schedule of Financing receivables (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
FINANCING RECEIVABLES, NET
Financing receivables	¥ 16,339,718	$ 2,238,532	¥ 87,493,512
Less: allowance for financing receivables	(10,654,622)	(1,459,677)	(57,971,477)	$ (7,942,060)	¥ (60,673,961)
Total financing receivables, net	¥ 5,685,096	$ 778,855	¥ 29,522,035